UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Realty Focus Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments
March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	96.8%
DIVERSIFIED	9.8%
Cousins Properties		22,500	$752,175
Entertainment Properties Trust		174,500	7,325,510
Vornado Realty Trust		84,400	8,102,400
			16,180,085
HEALTH CARE	2.0%
Ventas		101,900	3,381,042
HOTEL	10.1%
Hilton Hotels Corp.		103,300	2,630,018
Host Hotels & Resorts		182,300	3,901,220
Starwood Hotels & Resorts Worldwide		79,800	5,404,854
Strategic Hotels & Resorts		208,800	4,860,864
			16,796,956
OFFICE	32.3%
Alexandria Real Estate Equities		99,200	9,456,736
American Financial Realty Trust		270,600	3,152,490
Brookfield Properties Corp.		320,450	10,943,368
Forest City Enterprises		146,600	6,912,190
Glenborough Realty Trust		327,200	7,116,600
Mack-Cali Realty Corp.		134,000	6,432,000
Maguire Properties		173,700	6,340,050
Thomas Properties Group		225,200	3,064,972
			53,418,406
RESIDENTIAL	20.0%
APARTMENT	18.1%
Apartment Investment & Management Co.		171,000	8,019,900
Archstone-Smith Trust		134,500	6,559,565
AvalonBay Communities		67,800	7,396,980
BRE Properties		142,800	7,996,800
			29,973,245
MANUFACTURED HOME	1.9%
Sun Communities		87,000	3,075,450
TOTAL RESIDENTIAL			33,048,695

SELF STORAGE	8.2%
Extra Space Storage		335,300	5,763,807
Shurgard Storage Centers		43,000	2,865,090
U-Store-It Trust		244,800	4,932,720
			13,561,617

SHOPPING CENTER	14.4%
COMMUNITY CENTER	6.5%
Federal Realty Investment Trust		55,100	$4,143,520
Inland Real Estate Corp.		129,000	2,103,990
Tanger Factory Outlet Centers		131,400	4,521,474
			10,768,984
REGIONAL MALL	7.9%
Macerich Co.		68,800	5,087,760
Mills Corp.		135,800	3,802,400
Taubman Centers		99,200	4,133,664
			13,023,824
TOTAL SHOPPING CENTER			23,792,808
TOTAL COMMON STOCK (Identified cost—$136,468,185)			160,179,609

		Principal Amount

COMMERCIAL PAPER	2.9%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$4,842,007)		$4,843,000	4,842,007

TOTAL INVESTMENTS (Identified cost—$141,310,192)	99.7%		165,021,616
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		440,368
NET ASSETS	100.0%		$165,461,984

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin	Name: Jay J. Chen
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 26, 2006